Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Detailed Information about Non Cash Transaction
31.	CASH FLOW INFORMATION

a.	Non-cash transactions

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Additions of financial assets at FVTOCI	$257,824.5	$268,653.5	$253,613.9
Conversion of convertible bonds into equity securities	—	(120.5)	—
Exchange of equity instruments	—	—	(106.2)
Changes in accrued expenses and other current liabilities	(266.3)	(5,895.5)	2,381.0

Payments for acquisition of financial assets at FVTOCI	$257,558.2	$262,637.5	$255,888.7

Disposal of financial assets at FVTOCI	$229,525.1	$269,011.8	$251,201.4
Changes in other financial assets	919.4	(2,079.9)	3,509.3
Exchange of equity instruments	—	—	(106.2)

Proceeds from disposal of financial assets at FVTOCI	$230,444.5	$266,931.9	$254,604.5

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Additions of property, plant and equipment	$564,283.0	$525,720.7	$835,406.3
Changes in other financial assets	472.5	584.7	1,934.0
Exchange of assets	(3,287.1)	(1.1)	(3,256.5)
Changes in payables to contractors and equipment suppliers	(100,963.9)	(19,085.9)	5,153.3
Transferred to initial carrying amount of hedged items	(82.3)	20.3	(41.4)

Payments for acquisition of property, plant and equipment	$460,422.2	$507,238.7	$839,195.7

Additions of intangible assets	$9,237.7	$12,559.5	$9,318.5
Changes in other financial assets	22.2	10.5	2.9
Changes in account payable	70.0	191.4	—
Changes in accrued expenses and other current liabilities	—	(3,219.0)	(280.7)

Payments for acquisition of intangible assets	$9,329.9	$9,542.4	$9,040.7

Schedule of Liabilities Arising From Financing Activities
b.	Reconciliation of liabilities arising from financing activities

			Non-cash changes
	Balance as of January 1, 2019	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2019
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,754.7	$31,804.3	$(2,036.7)	$—	$—	$118,522.3
Bonds payable	91,800.0	(34,900.0)	—	—	—	56,900.0
Lease liabilities	19,903.6	(3,174.0)	(73.3)	419.7	240.9	17,316.9

Total	$200,458.3	$(6,269.7)	$(2,110.0)	$419.7	$240.9	$192,739.2

			Non-cash changes
	Balance as of January 1, 2020	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2020
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$118,522.3	$(31,571.6)	$1,608.3	$—	$—	$88,559.0
Bonds payable	56,900.0	204,535.0	(4,758.6)	—	28.7	256,705.1
Long-term bank loans	—	2,000.0	—	—	(32.4)	1,967.6
Lease liabilities	17,316.9	(2,819.7)	(78.5)	7,742.2	227.7	22,388.6

Total	$192,739.2	$172,143.7	$(3,228.8)	$7,742.2	$224.0	$369,620.3

			Non-cash changes
	Balance as of January 1, 2021	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Short-term loans	$88,559.0	$35,668.4	$(8,777.5)	$—	$(528.6)	$114,921.3
Bonds payable	256,705.1	361,255.1	(3,646.9)	—	157.3	614,470.6
Long-term bank loans	1,967.6	1,510.0	—	—	(1.8)	3,475.8
Lease liabilities	22,388.6	(2,178.3)	(82.3)	2,619.4	193.3	22,940.7

Total	$369,620.3	$396,255.2	$(12,506.7)	$2,619.4	$(179.8)	$755,808.4

Note:	Other changes include discounts on short-term loans, amortization of bonds payable, amortization of long-term bank loan interest subsidy and financial cost of lease liabilities.